Additional analysis of debt securities - Group bank debt exposure (Details) - Shareholder-backed - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial investments
Bank debt securities	$ 2,707	$ 2,682
Senior debt
Financial investments
Bank debt securities	2,227
Subordinated debt
Financial investments
Bank debt securities	480
Tier 1 subordinated debt
Financial investments
Bank debt securities	187
Tier 2 subordinated debt
Financial investments
Bank debt securities	293
Asia
Financial investments
Bank debt securities	1,156	1,307
Asia | Senior debt
Financial investments
Bank debt securities	890
Asia | Subordinated debt
Financial investments
Bank debt securities	266
Asia | Tier 1 subordinated debt
Financial investments
Bank debt securities	180
Asia | Tier 2 subordinated debt
Financial investments
Bank debt securities	86
Eurozone
Financial investments
Bank debt securities	130	78
Eurozone | Senior debt
Financial investments
Bank debt securities	89
Eurozone | Subordinated debt
Financial investments
Bank debt securities	41
Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt securities	41
UK
Financial investments
Bank debt securities	217	199
UK | Senior debt
Financial investments
Bank debt securities	147
UK | Subordinated debt
Financial investments
Bank debt securities	70
UK | Tier 1 subordinated debt
Financial investments
Bank debt securities	3
UK | Tier 2 subordinated debt
Financial investments
Bank debt securities	67
US
Financial investments
Bank debt securities	1,044	939
US | Senior debt
Financial investments
Bank debt securities	1,000
US | Subordinated debt
Financial investments
Bank debt securities	44
US | Tier 1 subordinated debt
Financial investments
Bank debt securities	3
US | Tier 2 subordinated debt
Financial investments
Bank debt securities	41
Other
Financial investments
Bank debt securities	160	$ 159
Other | Senior debt
Financial investments
Bank debt securities	101
Other | Subordinated debt
Financial investments
Bank debt securities	59
Other | Tier 1 subordinated debt
Financial investments
Bank debt securities	1
Other | Tier 2 subordinated debt
Financial investments
Bank debt securities	$ 58